General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Details About General And Administrative Expense [Line Items]
Employee profit sharing	R$ (4,224)	R$ (5,183)	R$ (4,425)
Welfare benefits	115	35
Provision for labor claims and dismissals	(2,922)	(5,640)	(2,907)
Share-based compensation plan	730	626	603
Installations	(2,005)	(2,068)	(3,306)
Depreciation and amortization expenses	(5,064)	(4,630)	(3,332)
General and Administrative Expense [Member]
Disclosure Of Details About General And Administrative Expense [Line Items]
Personnel expenses	(25,158)	(28,415)	(24,846)
Compensation	(10,212)	(9,548)	(10,226)
Welfare benefits	(4,059)	(3,856)	(3,764)
Payroll charges	(3,330)	(3,276)	(3,011)
Share-based compensation plan	(241)	(242)	(226)
Training	(107)	(178)	(253)
Other	(63)	(492)	(34)
Administrative expenses	(16,904)	(15,912)	(17,268)
Third party services	(5,148)	(4,571)	(4,482)
Data processing and telecommunications	(3,983)	(4,278)	(4,273)
Advertising, promotions and publicity	(1,095)	(1,325)	(1,419)
Financial services expenses	(915)	(798)	(790)
Security	(730)	(744)	(754)
Transportation	(347)	(364)	(350)
Materials	(321)	(330)	(339)
Travel expenses	(84)	(240)	(232)
Other	(2,276)	(1,194)	(1,323)
Depreciation and amortization expenses	(5,064)	(4,630)	(3,332)
Other expenses	(17,081)	(12,055)	(12,092)
Selling – credit cards	(4,391)	(4,958)	(4,285)
Claims losses	(778)	(825)	(675)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(683)	(719)	(632)
Provision for civil lawsuits	(1,080)	(848)	(464)
Provision for tax and social security lawsuits	(191)	(1,898)	(328)
Refund of interbank costs	(270)	(307)	(272)
Impairment	(6,201)	(233)	(168)
Other	(3,487)	(2,267)	(5,268)
Total	R$ (64,207)	R$ (61,012)	R$ (57,538)